SUPPLEMENT DATED DECEMBER 4, 1996
                                      TO
                          PROSPECTUS DATED MAY 1, 1996
                                      FOR
                     INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                      DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                             VARIABLE ACCOUNT - K
                                      AND
                   LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

_______________________________________________________________________________

Effective on December 6, 1996 (or as soon thereafter as is practicable) the "Colonial-Keyport U.S. Fund for Growth" Eligible Fund will change its name to "Colonial-Keyport U.S. Stock Fund" and the sentence in the "Eligible Funds" section on page 10, relating to the Fund being managed by State Street Global Advisors, is deleted.





                                 Issued by:
                 Liberty Life Assurance Company of Boston
                            175 Berkeley Street
                        Boston, Massachusetts 02117

                              Distributed by:
                      Keyport Financial Services Corp.
                              125 High Street
                      Boston, Massachusetts 02110-2712

                        Liberty Life Service Office
                              125 High Street
                      Boston, Massachusetts 02110-2712
                   Service Hotline 800-367-3653 (press 3)